Earnings Per Share Antidilutive Shares (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Stock Options	4,121,160	2,906,190	5,905,837	3,415,627	5,160,127	4,525,440	5,997,510